Note 8 - Long-term Debt (Details Textual) - USD ($)			6 Months Ended
	Jan. 28, 2025	Dec. 16, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Repayments of Long-Term Debt			$ 29,882,531
Proceeds from Issuance of Debt			52,000,000	$ 94,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]
Restricted Cash			7,175,206		$ 6,926,823
Interest Expense, Operating and Nonoperating			7,877,401	3,854,370
Interest Costs Capitalized			$ 115,788	$ 2,591,847
Eurobank Ergasias S.A. [Member] | M/V Symeon P [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing		65.00%
Proceeds from Issuance of Debt		$ 26,000,000
Debt Instrument, Periodic Payment		460,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 13,120,000
Debt Instrument, Basis Spread on Variable Rate		1.80%
Term Sheet With Major Commercial Banking Institution [Member]
Proceeds from Issuance of Debt	$ 26,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 16,000,000
Debt Instrument, Basis Spread on Variable Rate	1.80%
Term Sheet With Major Commercial Banking Institution [Member] | First Twelve Installments [Member]
Debt Instrument, Periodic Payment	$ 650,000
Term Sheet With Major Commercial Banking Institution [Member] | Next Eight Installments [Member]
Debt Instrument, Periodic Payment	$ 275,000